Sales and Receivable Concentration (Tables)	12 Months Ended
Jun. 30, 2013
Sales to Largest Customers

Sales to our largest customers were as follows (thousands of dollars and percent of total net sales):

	2013			2012			2011
	Sales	%		Sales	%		Sales	%
General Motors Company	$56,972	19%	$	64,588	23%	$	63,617	24%
Ford Motor Company	44,773	15%		33,854	12%		26,930	10%
Chrysler Group LLC	95,476	32%		90,796	33%		80,889	31%
	$197,221	66%	$	189,238	68%	$	171,436	66%

Receivables from Largest Customers

Receivables from our largest customers were as follows (thousands of dollars and percent of gross receivables):

	June 30, 2013		July 1, 2012
	Receivables	%	Receivables	%
General Motors Company	$8,672	18%	$10,230	23%
Ford Motor Company	6,533	14%	5,738	13%
Chrysler Group LLC	15,698	33%	14,157	31%
	$30,903	65%	$30,125	67%